Carve-Out Statements of Changes in Net Parent Investment - Net Parent Investment [Member] - BigToken Inc [Member] - USD ($)	9 Months Ended	12 Months Ended
	Sep. 30, 2020	Dec. 31, 2019	Dec. 31, 2018
Balance	$ 5,778,000	$ 6,211,000	$ 6,211,000
Net loss	(9,924,000)	(15,604,000)	(5,461,000)
Net transfers from parent	9,419,000	14,188,000	5,018,000
Stock-based compensation expense	770,000	983,000	443,000
Balance	$ 6,043,000	$ 5,778,000	$ 6,211,000